THE LAW OFFICE OF
RONALD N. VANCE, P.C.
Attorney at Law
AMERICAN PLAZA II
57 WEST 200 SOUTH
SUITE 310
SALT LAKE CITY, UTAH 84101

ALSO ADMITTED IN CALIFORNIA (INACTIVE)	TELEPHONE (801) 359-9300 FAX (801) 359-9310 EMAIL: rnvance@qwest.net
January 13, 2006
Barbara C. Jacobs, Assistant Director
Division of Corporation Finance
Mail Stop 4561
100 F Street, NE
Washington, DC 20549

Re:	White Mountain Titanium Corporation
Amendment No. 1 to the Registration Statement on Form SB-2
Filed December 29, 2005
File No. 333-129347
Dear Ms. Jacobs:
     Attached for filing is the second amendment to the registration statement on Form SB-2 of White Mountain Titanium Corporation (the “Company”). Marked paper copies of this amended filing are being forwarded to your staff for their review. In response to the comments in your letter dated January 10, 2006, the consent of the auditor has been included in this filing under Exhibit 23.1. In addition, the following changes have been made to the first amendment to the registration statement:
PROSPECTUS COVER PAGE
     The information about the last reported sales price of the Company’s stock has been updated to January 10, 2006.
PROSPECTUS SUMMARY
The Offering, page 2
     The relevant date relating to the number of outstanding shares has been updated to January 10, 2006.
RISK FACTORS
Risks Relating to Our Current Financing Arrangements, page 5
     The relevant date in the first risk factor in this subsection relating to the number of outstanding shares has been updated to January 10, 2006.

Barbara C. Jacobs, Assistant Director
January 13, 2006

MARKET FOR OUR COMMON STOCK
Market Information, page 7
     The high and low bid prices for the fourth quarter ended December 31, 2005, have been added to the table. Also, the reference to the outstanding options and warrants has been updated to January 10, 2006.
Holders, page 8
     The referenced date and number of shareholders in this section has been updated to January 10, 2006.
Securities Authorized for Issuance under Equity Compensation Plans, page 8
     The information is this table has been updated to December 31, 2005.
MANAGEMENT’S PLAN OF OPERATION
Summary of Financial Results, page 9
     The second sentence of the fifth paragraph in this subsection has been updated to reflect the approximate amount spent during 2005, rather than the amount authorized for the year.
BUSINESS AND PROPERTIES
Cerro Blanco Property—Exploration Plans, page 15
     The second paragraph in this subsection has been amended to eliminate the forward looking reference to 2005 relating to the Company’s exploration program.
MANAGEMENT
Current Management, page 17
     The referenced date for the table in this section has been updated to January 10, 2006.
     Certain Relationships and Related Transactions, page 20
     The third paragraph in this subsection has been amended to reflect that the agreement with Lopez and Ashton expired on December 31, 2005, and is in the process of being renewed.

Barbara C. Jacobs, Assistant Director
January 13, 2006

EXECUTIVE COMPENSATION
Summary Compensation Table, pages 21 and 22
     The table has been updated to include compensation information for the years ended December 31, 2005, 2004, and 2003, and to eliminate references to 2002.
     In addition, the information in the Option Grants Table and the Aggregated Option Exercises and Fiscal Year-End Option Value Table has been updated to December 31, 2005.
SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT, pages 23 and 24
     The referenced dates for the table, as well as in footnotes 1 and 2, have been updated to January 10, 2006.
PART II
Item 27. Exhibits
     Exhibit 5.1 has been incorporated by reference to the first amended filing of this registration statement and Exhibit 23.1 has been attached to this second amended registration statement.
     Please feel free to contact me if you have any questions in regard to this filing.

Sincerely,
/s/ Ronald N. Vance
Ronald N. Vance

cc:	Brian Flower, CFO
Michael P. Kurtanjek, President
Michael Adelstein, Esq.
Sarah A. Strunk, Esq.